TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Current income tax expense	¥ 5,526		¥ 3,109	¥ 2,511
Deferred tax (benefit)/expense	289	$ 41	(505)	(761)
Income tax expense	¥ 5,815	$ 832	¥ 2,604	¥ 1,750